Income taxes - Reconciliation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income taxes
Loss before income taxes	$ (10,548,287)	$ (2,968,738)
Statutory tax rate	26.50%	26.50%
Expected income tax recovery	$ (2,795,296)	$ (786,716)
Share-based payments	1,810,908	105,958
Items not deductible (taxable) for income tax purposes	1,917	10,891
Non-taxable change in fair value of investments		(2,474)
Unrecognized benefit of deferred tax assets	$ 982,471	$ 672,341